INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible asset consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Software	$15,514	$12,516
Less: Accumulated amortization	(10,370)	(8,599)
Intangible asset, net	$5,144	$3,917

Amortization expense for the three months ended September 30, 2024 and 2023 was $756 and $387, respectively.

Amortization expense for the nine months ended September 30, 2024 and 2023 was $1,628 and $905, respectively.

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Software	$12,516	$8,564
Less: Accumulated amortization	(8,599)	(7,295)
Intangible asset, net	$3,917	$1,269

Amortization expense for the years ended December 31, 2023 and 2022 was $1,339 and $2,023, respectively.